Fair value measurement - Assets measured at fair value on nonrecurring basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other real estate	$ 122,072	$ 136,705
Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	35,363	73,893	$ 64,041
Other real estate	18,132	43,463	89,743
Other foreclosed assets	1,213	1,349	2,176
Long-lived asset held-for-sale	2,500
Total	57,208	118,705	155,960
Loans - write-down	(13,533)	(25,745)	16,807
Other real estate owned - write down	(3,526)	(9,189)	19,085
Other foreclosed assets - write down	(156)	(722)	890
Long-lived asset held-for-sale - write down	(2,591)
Total assets measured - write down	(19,806)	(35,656)	36,782
Nonrecurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	0	0
Other real estate	0	0	0
Other foreclosed assets	0	0	0
Long-lived asset held-for-sale	0
Total	0	0	0
Nonrecurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	0	0
Other real estate	0	0	0
Other foreclosed assets	0	0	0
Long-lived asset held-for-sale	0
Total	0	0	0
Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	35,363	73,893	64,041
Other real estate	18,132	43,463	89,743
Other foreclosed assets	1,213	1,349	2,176
Long-lived asset held-for-sale	2,500
Total	$ 57,208	$ 118,705	$ 155,960